Leases	9 Months Ended
Sep. 30, 2025
Leases [Abstract]
Leases

5.Leases

The Company is party to operating leases for real estate, and for certain equipment and storage space with a term of 12 months or less. The Company is currently not a party to any finance leases. As of September 30, 2025, the Company’s real estate leases have a weighted-average remaining lease term of approximately 4.22 years, and the lease liabilities are measured using a weighted-average discount rate of 8.05%.

Total lease expense (net of sublease income) included in selling, general and administrative expenses on the Company’s unaudited condensed consolidated statements of operations was approximately $0.1 million for the current quarter, $0.3 million for the prior year quarter, $0.5 million for the current nine months, and $0.7 million for the prior year nine months. Cash paid for amounts included in the measurement of operating lease liabilities was approximately $0.5 million for the current quarter, $0.4 million for the prior year quarter, $1.4 million for the current nine months, and $1.2 million for the prior year nine months.

During the prior year nine months, as a result of entering into an agreement (as sublessor) in January 2024 for the sublease of offices located at 1333 Broadway to a third-party subtenant, the Company recognized non-cash impairment charges related to the right-of-use asset for this location and associated leasehold improvement assets at this location. These impairment charges amounted to approximately $3.1 million for the right-of-use asset and approximately $0.4 million for the leasehold improvements during the nine-month period ended September 30, 2024.

As of September 30, 2025, the maturities of future lease obligations were as follows:

Amount
Year	(in thousands)
2025 (October 1 through December 31)	$512
2026	2,060
2027	1,841
2028	570
2029	585
Thereafter	1,420
Total lease payments	6,988
Less: Discount	1,222
Present value of lease liabilities	5,766
Current portion of lease liabilities (October 1, 2025 through September 30, 2026)	1,655
Non-current portion of lease liabilities	$4,111